Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Cash and cash equivalent [line items]
Short-term deposits, classified as cash equivalents	€ 98,042	€ 119,090
Cash	13,784	16,910
Total cash and cash equivalents	111,826	136,001	€ 209,115	€ 258,756
Term Accounts [Member]
Cash and cash equivalent [line items]
Short-term deposits, classified as cash equivalents	€ 98,042	€ 119,090